UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.
        -----------------------

Annual Report 2005









                                                   The Hillman Total Return Fund
                                              The Hillman Focused Advantage Fund
                          (formerly known as The Hillman Aggressive Equity Fund)
                                                              September 30, 2005







[Logo]
HILLMAN
capital management








This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863.

                    (This page was intentionally left blank)

--------------------------------------------------------------------------------
Investments in the Hillman Capital Management Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about November 29, 2005.


For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

        See Our Web site @ www.hillmancapital.com
                 or
        Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

                    (This page was intentionally left blank)

Dear Shareholder of The Hillman Total Return Fund:

Enclosed please find the annual report for The Hillman Total Return Fund ("the Fund") for the fiscal year ended September 30, 2005. The Fund achieved a total return of 13.02% versus the 12.3%^1 total return of the S&P 500 Total Return Index (the "S&P 500")^2 for the year ended September 30, 2005. Since inception on December 29, 2000, the Fund has achieved a total return of 36.58% versus the 0.65%^3 of the S&P 500.

Maintaining our discipline of investing in companies we believe to have competitive advantage in their industries at times when their securities were undervalued again proved a successful strategy. The Fund achieved its outperformance of the S&P 500 primarily because of differences in the composition of the S&P 500 and the Fund and also from strong returns from Corning, Inc., Whole Foods Market, Inc., and Hewlett Packard Co.^4

Corning, Inc., first purchased for the Fund in March of 2002, continued its dominance as a main supplier to the liquid crystal display (LCD) industry. Corning is the world's leading supplier of glass substrates used in notebook computers, computer monitors, and LCD televisions. As the market for flat panels expands we expect Corning to maintain its' strong market position.

Whole Foods Market, Inc. is a textbook example of the type of company we look to invest in. Under CEO John Mackey, Whole Foods leads the natural and organic supermarket niche. With over 170 stores in the United States, Canada, and the UK, Whole Foods enjoys the strongest brand name in the organic foods industry while providing excellent products and customer service. We look for Whole Foods to continue expanding its store base as a likely demographic shift towards healthier eating takes place.

Hewlett Packard Co. is a company that has been in turmoil since merging with Compaq in May of 2002. After months of speculation, Carly Fiorina stepped down from her position as CEO and was replaced with Mark Hurd, former CEO of NCR Corp. Under Hurd's leadership, Hewlett Packard has been able to better leverage its strong brand name and leading market positions to turn around some of its flailing business segments. In the coming quarters we expect Hewlett Packard to increase earnings by executing its restructuring plan and returning all business segments to profitability.

We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk. By using the strategy, we hope the Fund will outperform the market over time.

We urge our investors to act prudently. We believe the long-term value of an investment is not defined by temporary investor sentiment but by sound principals of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            /s/ Mark Hillman

                                            Mark A. Hillman
                                            President


--------
1 FT Interactive Data Corp.
2 The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index.
3 FT Interactive Data Corp.
4 Please refer to the "Portfolio Investments" section of the attached annual report for a complete listing of fund holdings and the percentage each represents of the portfolio.

The Hillman Total Return Fund

Performance Update - $10,000 Investment (Unaudited)

For the fiscal year ended September 30, 2005.

[Line Graph Here]

                    The Hillman Total     S&P 500 Total      Performance Returns for the fiscal year ended September 30, 2005.
                      Return  Fund        Return  Index      -----------------------------------------------------------------
                      ------------        -------------      Average Annual                          One           Since
 12/29/2000              10,000              10,000          Total Returns                           Year          Inception*
  6/30/2001               9,930               9,330          ----------------------------------- -------------- --------------
  9/30/2001               8,750               7,961          The Hillman Total Return               13.02%          6.77%
  3/31/2002              10,475               8,836          Fund
  9/30/2002               8,614               6,330          ----------------------------------- -------------- --------------
  3/31/2003               9,053               6,648                                                               Final Value
  9/30/2003              10,635               7,874          Cumulative Total                        Since        of $10,000
  3/31/2004              12,044               8,983          Investment Returns                    Inception*     Investment
  9/30/2004              12,084               8,967          ----------------------------------- -------------- --------------
  3/31/2005              12,815               9,584          The Hillman Total Return                36.58%        $13,658
  9/30/2005              13,658              10,065          Fund
                                                             ----------------------------------- -------------- --------------
                                                             S&P 500 Total Return Index               0.65%        $10,065
                                                             ----------------------------------- -------------- --------------
                                                             * The Fund's inception date - December 29,  2000 (Commencement of
                                                             Operations).
------------------------------------------------------------------------------------------------------------------------------
This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total  Return  Index.  It is  important to note the Fund is a professionally  managed  mutual  fund while the indices are not  available  for investment and are unmanaged.  The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example                                  Beginning                       Ending
                                               Account Value                 Account Value                Expenses Paid
                                               April 1, 2005               September 30, 2005             During Period*
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Actual                                           $1,000.00                     $1,065.83                       $9.06
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Hypothetical (5% return before                   $1,000.00                     $1,016.29                       $8.85
expenses)
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
* Expenses  are equal to the Fund's  annualized  expense  ratio of 1.75% for the period,  multiplied by the average account value over the period,  multiplied by 183/365 (to reflect the one-half year period).

The Hillman Total Return Fund

Schedule of Investments


As of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares          Market Value                                     Shares         Market Value
                                    or Principal         (Note 1)                                    or Principal         (Note 1)
-------------------------------------------------------------------   --------------------------------------------------------------

COMMON STOCKS - 78.29%                                                Home Builders - 2.17%
                                                                         D.R. Horton, Inc.              12,000         $    434,640
Aerospace/Defense - 3.77%                                                                                              ------------
   Goodrich Corporation                8,300          $    368,022    Leisure Time - 2.17%
   The Boeing Company                  5,700               387,315       Harley-Davidson, Inc.           9,000              435,960
                                                      ------------                                                     ------------
                                                           755,337
                                                      ------------    Media - 2.65%
Apparel - 1.51%                                                       *  Time Warner Inc.               15,000              271,650
   Nike, Inc.                          3,700               302,216       Walt Disney Company            10,800              260,604
                                                      ------------                                                     ------------
                                                                                                                            532,254
Biotechnology - 2.26%                                                                                                  ------------
*  Amgen, Inc.                         5,700               454,119    Miscellaneous Manufacturing - 2.60%
                                                      ------------       3M Co.                          3,400              249,424
Chemicals - 1.03%                                                        General Electric Company        8,100              272,727
   El Du Pont de Nemours & Co.         5,300               207,601                                                     ------------
                                                      ------------                                                          522,151
                                                                                                                       ------------
Commercial Services - 1.52%                                           Pharmaceuticals - 3.02%
   Cendant Corp.                      14,800               305,472       Merck & Co. Inc.               11,000              299,310
                                                      ------------       Pfizer Inc.                    12,300              307,131
                                                           606,441                                                     ------------
                                                      ------------
                                                                      Real Estate Investment Trusts - 6.87%
Computers - 3.81%                                                        Apartment Investment &
*  EMC Corp.                          19,100               247,154          Management Company           9,200              356,776
   Hewlett-Packard Company            17,700               516,840       Correctional Properties Trust   9,400              276,454
                                                      ------------       Equity Office Properties Trust 10,900              356,539
                                                           763,994       Host Marriott Corporation      23,000              388,700
                                                      ------------                                                     ------------
Electric - 3.16%                                                                                                          1,378,469
   American Electric Power                                                                                             ------------
      Company Inc.                     8,600               341,420    Retail - 11.84%
   The Southern Company                8,200               293,232    *  Brinker International, Inc.     7,300              274,188
                                                      ------------       Home Depot, Inc.                6,100              232,654
                                                           634,652       McDonald's Corporation          8,600              288,014
                                                      ------------       Outback Steakhouse, Inc.        7,300              267,180
Financial Services - 2.84%                                               Staples, Inc.                  15,450              329,394
   Allied Capital Corporation         19,900               569,737    *  Starbucks Corporation           8,000              400,800
                                                      ------------       Wal-Mart Stores, Inc.           6,500              284,830
                                                                         Wendy's International, Inc.     6,600              297,990
Food - 6.10%                                                                                                           ------------
   Campbell Soup Company               8,600               255,850                                                        2,375,050
   HJ Heinz Company                    6,900               252,126                                                     ------------
   Kellogg Company                     5,900               272,167
   Whole Foods Market Inc.             3,300               443,685    Software - 1.54%
                                                      ------------       Microsoft Corporation          12,000              308,760
                                                         1,223,828                                                     ------------
                                                      ------------
Hand/Machine Tools - 1.96%                                            Telecommunications - 8.17%
   Black & Decker Corporation          4,800               394,032    *  Corning Incorporated           37,400              722,942
                                                      ------------       Motorola, Inc.                 18,500              408,665
                                                                         SBC Communications Inc.        11,200              268,464
Healthcare - Products - 1.58%                                            Verizon Communications Inc.     7,300              238,637
   Johnson & Johnson                   5,000               316,400                                                     ------------
                                                      ------------                                                        1,638,708
                                                                                                                       ------------
Healthcare - Services - 5.11%
   Aetna Inc.                          8,000               689,120
*  Laboratory Corp. of
      America Holdings                 6,900               336,099
                                                      ------------
                                                         1,025,219
                                                      ------------                                                      (Continued)

The Hillman Total Return Fund

Schedule of Investments


As of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares          Market Value
                                    or Principal         (Note 1)
-------------------------------------------------------------------   --------------------------------------------------------------

COMMON STOCKS - (Continued)                                           * Non-income producing investment.
                                                                      (B)  Restricted  security - A  restricted  security  cannot be
Transportation - 2.61%                                                     resold to the general public  without prior  registration
   FedEx Corp.                         6,000          $    522,780         under the Securities Act of 1933.  Restricted  securities
                                                      ------------         are valued  according to the  guidelines  and  procedures
Total Common Stocks (Cost $12,069,795)                  15,707,820         adopted  by the  Board of  Trustees.  The Fund  currently
                                                      ------------         holds 897,792 shares of Pamlico  Enhanced Cash Trust at a
                                                                           cost of $897,792.  The total fair value of this  security
MUTUAL FUND - 2.23%                                                        at September 30, 2005 is $897,792, which represents 4.48%
   Van Kampen Investment Grade                                             of net assets.
       Municipal Trust
       (Cost $445,511)                31,144               447,539
                                                      ------------    Summary of Investments by Industry
                                                                                                         % of Net
MONEY MARKET FUND - 4.48%                                              Industry                           Assets            Value
   Merrimac Cash Series Trust                                         -------------------------------------------------------------
       (Cost $897,792)               897,792               897,792    Aerospace/Defense                    3.77%       $    755,337
                                                      ------------    Apparel                              1.51%            302,216
                                                                      Biotechnology                        2.26%            454,119
PRIVATE INVESTMENT COMPANY - 4.48%                                    Chemicals                            1.03%            207,601
(B)Pamlico Enhanced Cash Trust                                        Commercial Services                  1.52%            305,472
       (Cost $897,792)               897,792               897,792    Computers                            3.81%            763,994
                                                      ------------    Corporate Bonds                      5.25%          1,054,596
                                                                      Electric                             3.16%            634,652
CORPORATE BONDS - 5.25%                                               Financial Services                   2.84%            569,737
   DaimlerChrysler NA Holding Corp.                                   Food                                 6.10%          1,223,828
       8.50 %, 01/18/2031       $    140,000          $    169,498    Hand/Machine Tools                   1.96%            394,032
   Ford Motor Credit Co.                                              Healthcare - Products                1.58%            316,400
       6.875 %, 02/01/2006           420,000               421,719    Healthcare - Services                5.11%          1,025,219
   Merrill Lynch & Co Inc.                                            Home Builders                        2.17%            434,640
       0.00 %, 03/20/2028             40,000                 8,379    Leisure Time                         2.17%            435,960
   Toys R US Inc.                                                     Media                                2.65%            532,254
       7.625 %, 08/01/2011           500,000               455,000    Miscellaneous Manufacturing          2.60%            522,151
                                                      ------------    Money Market Fund                    4.48%            897,792
                                                                      Mutual Fund                          2.23%            447,539
Total Corporate Bonds (Cost $1,115,895)                  1,054,596    Pharmaceuticals                      3.02%            606,441
                                                      ------------    Private Investment Company           4.48%            897,792
                                                                      Real Estate Investment Trusts        6.87%          1,378,469
U.S. GOVERNMENT OBLIGATIONS - 2.65%                                   Retail                              11.84%          2,375,050
   United States Treasury Note                                        Software                             1.54%            308,760
      6.875 %, 05/15/2006       $     50,000          $     50,848    Telecommunications                   8.17%          1,638,708
      2.625 %, 05/15/2008            500,000               480,820    Transportation                       2.61%            522,780
                                                      ------------    U.S. Government Obligations          2.65%            531,668
                                                                      -------------------------------------------------------------
Total U.S. Government Obligations                                     Total                               97.38%       $ 19,537,207
      (Cost $548,749)                                      531,668
                                                      ------------

Total Investments (Cost $15,975,534) - 97.38%         $ 19,537,207
Other Assets less Liabilities - 2.62%                      526,518
                                                      ------------

Net Assets - 100.00%                                  $ 20,063,725
                                                      ============


See Notes to Financial Statements

Dear Shareholder of The Hillman Focused Advantage Fund:

Enclosed please find the annual report for The Hillman Focused Advantage Fund ("the Fund") for the fiscal year ended September 30, 2005. For the fourth year in a row the Fund outperformed the S&P 500 Total Return Index (the "S&P 500")^1, achieving a total return of 24.69% versus the 12.3%^2 total return of the S&P 500 for the year ended September 30, 2005. Since inception on December 29, 2000, the Fund has achieved a total return of 48.06% versus the 0.65%^3 of the S&P 500.

Maintaining our discipline of investing in companies we believe to have competitive advantage in their industries at times when their securities were undervalued again proved a successful strategy. The Fund achieved its outperformance of the S&P 500 primarily because of differences in the composition of the S&P 500 and the Fund and also from strong returns from Corning, Inc., Whole Foods Market, Inc., and Hewlett Packard Co.^4

Corning, Inc., first purchased for the Fund in March of 2002, continued its dominance as a main supplier to the liquid crystal display (LCD) industry. Corning is the world's leading supplier of glass substrates used in notebook computers, computer monitors, and LCD televisions. As the market for flat panels expands we expect Corning to maintain its' strong market position.

Whole Foods Market, Inc. is a textbook example of the type of company we look to invest in. Under CEO John Mackey, Whole Foods leads the natural and organic supermarket niche. With over 170 stores in the United States, Canada, and the UK, Whole Foods enjoys the strongest brand name in the organic foods industry while providing excellent products and customer service. We look for Whole Foods to continue expanding its store base as a likely demographic shift towards healthier eating takes place.

Hewlett Packard Co. is a company that has been in turmoil since merging with Compaq in May of 2002. After months of speculation, Carly Fiorina stepped down from her position as CEO and was replaced with Mark Hurd, former CEO of NCR Corp. Under Hurd's leadership, Hewlett Packard has been able to better leverage its strong brand name and leading market positions to turn around some of its flailing business segments. In the coming quarters we expect Hewlett Packard to increase earnings by executing its restructuring plan and returning all business segments to profitability.

We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk. By using the strategy, we hope the Fund will outperform the market over time.

We urge our investors to act prudently. We believe the long-term value of an investment is not defined by temporary investor sentiment but by sound principals of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            /s/ Mark Hillman

                                            Mark A. Hillman
                                            President

--------
1 The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index.
2 FT Interactive Data
3 FT Interactive Data
4 Please refer to the "Portfolio Investments" section of the attached annual report for a complete listing of fund holdings and the percentage each represents of the portfolio.

The Hillman Focused Advantage Fund

Performance Update - $10,000 Investment (Unaudited)

For the fiscal year ended September 30, 2005.

The Hillman Focused Advantage Fund

[Line Graph Here]

                   The Hillman Focused    S&P 500 Total      Performance Returns for the fiscal year ended September 30, 2005.
                     Advantage  Fund      Return  Index      -----------------------------------------------------------------
                     ---------------      -------------      Average Annual                          One           Since
 12/29/2000              10,000              10,000          Total Returns                           Year          Inception*
  9/30/2001               7,500               7,961          ----------------------------------- -------------- --------------
  3/31/2002               9,450               8,836          The Hillman Focused Advantage          24.69%           8.60%
  9/30/2002               6,550               6,330          Fund
  3/31/2003               7,060               6,648          ----------------------------------- -------------- --------------
  9/30/2003               9,668               7,874                                                              Final Value
  3/31/2004              11,555               8,983          Cumulative Total                        Since        of $10,000
  9/30/2004              11,874               8,967          Investment Returns                    Inception*     Investment
  3/31/2005              13,319               9,584          ----------------------------------- -------------- --------------
  9/30/2005              14,806              10,065          The Hillman Focused Advantage          48.06%         $14,806
                                                             Fund
                                                             ----------------------------------- -------------- --------------
                                                             S&P 500 Total Return Index              0.65%         $10,065
                                                             ----------------------------------- -------------- --------------
                                                             * The Fund's inception date - December 29,  2000 (Commencement of
                                                             Operations).
------------------------------------------------------------------------------------------------------------------------------
This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total  Return  Index.  It is  important to note the Fund is a professionally  managed  mutual  fund while the indices are not  available  for investment and are unmanaged.  The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                 Beginning                       Ending
                                               Account Value                 Account Value                 Expenses Paid
Expense Example                                April 1, 2005               September 30, 2005              During Period*
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Actual                                           $1,000.00                     $1,111.70                       $9.26
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Hypothetical (5% return before                   $1,000.00                     $1,016.29                       $8.85
expenses)
-------------------------------------- ------------------------------ ----------------------------- ----------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Hillman Focused Advantage Fund

Schedule of Investments


As of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares          Market Value                                     Shares         Market Value
                                    or Principal         (Note 1)                                    or Principal         (Note 1)
-------------------------------------------------------------------   --------------------------------------------------------------

COMMON STOCK - 97.29%                                                 Telecommunications - 19.72%
                                                                      *  Corning Inc.                  180,100         $  3,481,333
Aerospace/Defense - 9.93%                                                Motorola, Inc.                143,900            3,178,751
  Goodrich Corporation                73,300          $  3,250,122       SBC Communications Inc.       127,700            3,060,969
  The Boeing Company                  47,400             3,220,830       Verizon Communications Inc.    95,800            3,131,702
                                                      ------------                                                     ------------
                                                         6,470,952                                                       12,852,755
                                                      ------------                                                     ------------
Chemicals - 4.81%                                                     Transportation - 5.10%
  E.I. du Pont de Nemours & Co.       80,000             3,133,600       FedEx Corp.                    38,200            3,328,366
                                                      ------------                                                     ------------

Commercial Services - 4.72%                                           Total Common Stock (Cost $58,826,914)              63,413,491
  Cendant Corp.                      149,000             3,075,360                                                     ------------
                                                      ------------
                                                                      PRIVATE INVESTMENT COMPANY - 1.93%
Computers - 9.93%                                                     (B)Pamlico Enhanced Cash Trust
* EMC Corp.                          252,600             3,268,644          (Cost $1,260,294)        1,260,294            1,260,294
  Hewlett-Packard Company            109,700             3,203,240                                                     ------------
                                                      ------------
                                                         6,471,884    Total Investments (Cost $60,087,208) - 99.22%    $ 64,673,785
                                                      ------------    Other Assets Less Liabilities - 0.78%                 505,979
Electric - 4.93%                                                                                                       ------------
  American Electric Power
     Company Inc.                     81,000             3,215,700    Net Assets - 100.00%                             $ 65,179,764
                                                      ------------                                                     ============

Food - 4.58%
  Whole Foods Market Inc.             22,200             2,984,790    * Non-income producing investment.
                                                     -------------    (B)  Restricted  security - A  restricted  security  cannot be resold to the general public  without prior  registration
Healthcare - Services - 9.50%                                              under the Securities Act of 1933.  Restricted  securities
  Aetna Inc.                          39,200             3,376,688         are valued  according to the  guidelines  and  procedures
* Laboratory Corp. of                                                      adopted  by the  Board of  Trustees.  The Fund  currently
     America Holdings                 57,800             2,815,438         holds 1,260,294 shares of the Pamlico Enhanced Cash Trust
                                                      ------------         at a cost of  $1,260,294.  The total  fair  value of this
                                                         6,192,126         security  at  September  30,  2005 is  $1,260,294,  which
                                                      ------------         represents 1.93% of net assets.

  D.R. Horton, Inc.                   91,000             3,296,020
                                                      ------------

Miscellaneous Manufacturer - 4.67%
  General Electric Company            90,400             3,043,768
                                                      ------------

Real Estate Investment Trust - 5.02%
  Host Marriott Corporation          193,500             3,270,150
                                                      ------------

Retail - 9.32%
  Outback Steakhouse, Inc.            82,700             3,026,820
  The Home Depot, Inc.                80,000             3,051,200
                                                      ------------
                                                         6,078,020
                                                      ------------

                                                                                                                        (Continued)

The Hillman Focused Advantage Fund

Schedule of Investments


As of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------   --------------------------------------------------------------

Summary of Investments by Industry
                                   % of Net
Industry                            Assets              Value
----------------------------------------------------------------
Aerospace/Defense                    9.93%        $  6,470,952
Chemicals                            4.81%           3,133,600
Commercial Services                  4.72%           3,075,360
Computers                            9.93%           6,471,884
Electric                             4.93%           3,215,700
Food                                 4.58%           2,984,790
Healthcare - Services                9.50%           6,192,126
Home Builders                        5.06%           3,296,020
Miscellaneous Manufacturer           4.67%           3,043,768
Private Investment Company           1.93%           1,260,294
Real Estate Investment Trust         5.02%           3,270,150
Retail                               9.32%           6,078,020
Telecommunications                  19.72%          12,852,755
Transportation                       5.10%           3,328,366
----------------------------------------------------------------
Total                               99.22%        $ 64,673,785


















See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities

                                                                                            Total Return        Focused Advantage
As of September 30, 2005                                                                        Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at cost                                                                      $ 15,975,534          $ 60,087,208
                                                                                             ------------          ------------
   Investments, at value (note 1)                                                            $ 19,537,207          $ 64,673,785
   Cash                                                                                           491,634                     -
   Receivables:
       Investments sold                                                                                 -             2,964,101
       Fund shares sold                                                                                 -               689,482
       Dividends and Interest                                                                      49,969                82,360
   Prepaid expenses                                                                                11,043                17,213
                                                                                             ------------          ------------
   Total Assets                                                                                20,089,853            68,426,941
                                                                                             ------------          ------------
Liabilities:
   Payables:
       Investments purchased                                                                            -             3,033,832
       Fund shares repurchased                                                                        253               179,956
       Advisory fees (note 2)                                                                       2,722                     -
   Accrued expenses                                                                                23,153                33,389
                                                                                             ------------          ------------
   Total Liabilities                                                                               26,128             3,247,177
                                                                                             ------------          ------------
Net Assets                                                                                   $ 20,063,725          $ 65,179,764
                                                                                             ============          ============
Net Assets Consist of:
   Capital (par value and paid in surplus)                                                   $ 16,156,851          $ 58,541,271
   Undistributed net investment income                                                             83,578                 7,980
   Undistributed net realized gain on investments                                                 261,623             2,043,936
   Net unrealized appreciation in investments                                                   3,561,673             4,586,577
                                                                                             ------------          ------------
   Total Net Assets                                                                          $ 20,063,725          $ 65,179,764
                                                                                             ============          ============
   Shares Outstanding, no par value (unlimited authorized shares)                               1,572,649             4,425,934
   Net Asset Value, Offering Price and Redemption Price Per Share                            $      12.76          $      14.73
















See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations

                                                                                           Total Return        Focused Advantage
For the fiscal year ended September 30, 2005                                                   Fund                   Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                                                                $    101,755         $     27,017
   Dividends                                                                                    375,672              544,818
                                                                                           ------------         ------------
   Total Income                                                                                 477,427              571,835
                                                                                           ------------         ------------
Expenses:
   Advisory fees (note 2)                                                                       186,818              322,653
   Administration fees (note 2)                                                                  23,352               40,332
   Transfer agent fees (note 2)                                                                  21,000               21,586
   Blue sky administration fees (note 2)                                                          4,041                4,041
   Fund accounting fees (note 2)                                                                 28,868               30,226
   Compliance services fees (note 2)                                                              6,166                6,166
   Custody fees (note 2)                                                                          6,169               10,040
   Distribution and service fees (note 3)                                                        46,705               80,663
   Other accounting fees (note 2)                                                                   648                1,472
   Legal fees                                                                                    13,005               13,915
   Audit and tax preparation fees                                                                18,362               17,739
   Registration and filing expenses                                                              30,000               35,000
   Shareholder servicing expenses                                                                 2,867                5,998
   Printing expenses                                                                                750                3,092
   Trustees' fees and meeting expenses                                                            5,249                5,537
   Securities pricing fees                                                                        4,917                1,836
   Other operating expenses                                                                       7,112                8,234
                                                                                           ------------         ------------
   Total Expenses                                                                               406,029              608,530
                                                                                           ------------         ------------
   Advisory fees waived (note 2)                                                                (71,442)             (21,341)
   Administration fees waived (note 2)                                                           (4,843)             (10,528)
   Transfer agent fees waived (note 2)                                                           (1,500)             (10,500)
   Fund accounting fees waived (note 2)                                                            (879)                (842)
   Other accounting fees waived (note 2)                                                           (513)              (1,472)
                                                                                           ------------         ------------
   Net Expenses                                                                                 326,852              563,847
                                                                                           ------------         ------------
Net Investment Income                                                                           150,575                7,988
                                                                                           ------------         ------------
Net Realized and Unrealized Gain on Investments:
   Net realized gain from investment transactions                                               304,323            2,090,551
   Capital gain distributions from other investment companies                                    37,489                    -
   Change in unrealized appreciation on investments                                           1,704,000            2,892,020
                                                                                           ------------         ------------
Net Realized and Unrealized Gain on Investments                                               2,045,812            4,982,571
                                                                                           ------------         ------------
Net Increase in Net Assets Resulting from Operations                                       $  2,196,387         $  4,990,559
                                                                                           ============         ============



See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

                                                                                                       Total Return Fund
For the fiscal years ended September 30,                                                           2005                 2004
------------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment income                                                                    $    150,575          $    163,709
   Net realized gain from investment transactions                                                304,323               356,595
   Capital gain distributions from other investment companies                                     37,489                     -
   Change in unrealized appreciation on investments                                            1,704,000             1,152,025
                                                                                            ------------          ------------
Net Increase in Net Assets Resulting from Operations                                           2,196,387             1,672,329
                                                                                            ------------          ------------
Distributions to Shareholders: (note 5)
   Net investment income                                                                        (150,140)             (110,069)
   Net realized gain from investment transactions                                               (283,131)                    -
                                                                                            ------------          ------------
Decrease in Net Assets Resulting from Distributions                                             (433,271)             (110,069)
                                                                                            ------------          ------------
Capital Share Transactions: (note 6)
   Shares sold                                                                                 3,932,673             2,911,677
   Reinvested dividends and distributions                                                        432,872               110,069
   Shares repurchased                                                                         (1,418,516)             (984,519)
                                                                                            ------------          ------------
Increase from Capital Share Transactions                                                       2,947,029             2,037,227
                                                                                            ------------          ------------
Net Increase in Net Assets                                                                     4,710,145             3,599,487

Net Assets:
   Beginning of year                                                                          15,353,580            11,754,093
                                                                                            ------------          ------------
   End of year                                                                              $ 20,063,725          $ 15,353,580
                                                                                            ============          ============
Undistributed Net Investment Income                                                         $     83,578          $     54,438



                                                                                                    Focused Advantage Fund
For the fiscal years ended September 30,                                                           2005                 2004
------------------------------------------------------------------------------------------------------------------------------------

Operations:
    Net investment income                                                                   $      7,988          $     32,214
    Net realized gain from investment transactions                                             2,090,551                94,656
    Change in unrealized appreciation on investments                                           2,892,020             1,201,704
                                                                                            ------------          ------------
Net Increase in Net Assets Resulting from Operations                                           4,990,559             1,328,574
                                                                                            ------------          ------------
Distributions to Shareholders: (note 5)
    Net investment income                                                                        (10,478)               (7,527)
                                                                                            ------------          ------------
Decrease in Net Assets Resulting from Distributions                                              (10,478)               (7,527)
                                                                                            ------------          ------------
Capital Share Transactions: (note 6)
    Shares sold                                                                               63,962,401             6,700,855
    Reinvested dividends and distributions                                                        10,240                 7,383
    Shares repurchased                                                                       (15,623,836)           (1,335,088)
                                                                                            ------------          ------------
Increase from Capital Share Transactions                                                      48,348,805             5,373,150
                                                                                            ------------          ------------
Net Increase in Net Assets                                                                    53,328,886             6,694,197

Net Assets:
   Beginning of year                                                                          11,850,878             5,156,681
                                                                                            ------------          ------------
   End of year                                                                              $ 65,179,764          $ 11,850,878
                                                                                            ============          ============
Undistributed Net Investment Income                                                         $      7,980          $     24,820


See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights

For a share outstanding during the                                                  Total Return Fund
fiscal years or period ended September 30,                  2005           2004           2003          2002          2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of period                   $      11.56   $      10.25   $       8.51   $       8.77   $      10.00
Income from Investment Operations:
   Net investment income                                       0.09           0.13           0.14           0.10           0.01
   Net realized and unrealized
       gains (losses) on securities                            1.40           1.27           1.83          (0.25)         (1.24)
                                                       ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                               1.49           1.40           1.97          (0.15)         (1.23)
                                                       ------------   ------------   ------------   ------------   ------------
Less Distributions:
   Dividends (from net investment income)                     (0.10)         (0.09)         (0.15)         (0.11)             -
   Distributions (from capital gains)                         (0.19)             -          (0.08)             -              -
                                                       ------------   ------------   ------------   ------------   ------------
Total Distributions                                           (0.29)         (0.09)         (0.23)         (0.11)             -
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of period                         $      12.76   $      11.56   $      10.25   $       8.51   $       8.77
                                                       ============   ============   ============   ============   ============
Total Return                                                  13.02%         13.63%         23.46%         (1.56)%       (12.50)%

Net Assets, End of Period (in thousands)               $     20,064   $     15,354   $     11,754   $      6,288   $      5,926
Average Net Assets for the Period (in thousands)       $     18,682   $     14,244   $      8,448   $      6,715   $      4,220

Ratio of Gross Expenses to Average Net Assets                  2.18%          2.24%          2.61%          2.83%          4.22% (b)
Ratio of Net Expenses to Average Net Assets                    1.75%          1.75%          1.83%          1.80%          2.78% (b)
Ratio of Net Investment
   Income to Average Net Assets                                0.81%          1.15%          1.62%          1.11%          0.27% (b)
Portfolio Turnover Rate                                       12.11%         17.14%         19.71%         40.37%          6.03%

For a share outstanding during the                                               Focused Advantage Fund
fiscal years or period ended September 30,                  2005           2004           2003          2002          2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of period                   $      11.82   $       9.63   $       6.55   $       7.51   $      10.00
Income from Investment Operations:
   Net investment income (loss)                                   -           0.03           0.04          (0.04)         (0.12)
   Net realized and unrealized
       gains (losses) on securities                            2.92           2.17           3.08          (0.92)         (2.37)
                                                       ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                               2.92           2.20           3.12          (0.96)         (2.49)
                                                       ------------   ------------   ------------   ------------   ------------
Less Distributions:
   Dividends (from net investment income)                     (0.01)         (0.01)         (0.04)             -              -
                                                       ------------   ------------   ------------   ------------   ------------
Total Distributions                                           (0.01)         (0.01)         (0.04)             -              -
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of period                         $      14.73   $      11.82   $       9.63   $       6.55   $       7.51
                                                       ============   ============   ============   ============   ============
Total Return                                                  24.69%         22.82%         47.60%        (12.67)%       (25.00)%

Net Assets, End of Period (in thousands)               $     65,180   $     11,851   $      5,157   $      2,977   $      2,864
Average Net Assets for the Period (in thousands)       $     32,265   $      8,329   $      3,879   $      3,628   $      2,351

Ratio of Gross Expenses to Average Net Assets                  1.89%          2.58%          3.93%          4.06%          6.32% (b)
Ratio of Net Expenses to Average Net Assets                    1.75%          1.75%          2.10%          2.12%          3.90% (b)
Ratio of Net Investment
   Income (Loss) to Average Net Assets                         0.02%          0.39%          0.53%         (0.46)%        (2.53)%(b)
Portfolio Turnover Rate                                       39.94%         37.80%         41.37%         67.29%         52.56%


(a) From the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2001.
(b) Annualized.


See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Hillman Total Return Fund and The for as of the date purchased or sold Hillman Focused Advantage Fund, (trade date). Dividend income is formerly known as The Hillman recorded on the ex-dividend date.
Aggressive Equity Fund, (collectively Certain dividends from foreign the "Funds" and individually a "Fund") securities will be recorded as soon as are series funds. The Funds are part the Trust is informed of the dividend of the Hillman Capital Management if such information is obtained Investment Trust (the "Trust"), which subsequent to the ex-dividend date. was organized as a Delaware Business Interest income is recorded on the
Trust  and  is  registered  under  the    accrual     basis     and     includes
Investment  Company Act of 1940,  (the    amortization    of    discounts    and
"Act"),  as amended,  as an open-ended    premiums.   Gains   and   losses   are
management investment company.            determined  on  the  identified   cost
                                          basis,  which is the same  basis  used
The Hillman  Total Return Fund ("Total    for federal income tax purposes.
Return Fund") commenced  operations on
December  29,  2000.   The  investment    Expenses
objective of the Fund is to seek total The Funds bear expenses incurred return through a combination of specifically on their behalf as well capital appreciation and current as a portion of general trust
income.                                   expenses,    which    are    allocated
                                          according to methods approved annually
The  Hillman  Focused  Advantage  Fund    by the Trustees.
("Focused  Advantage  Fund") commenced
operations  on December 29, 2000.  The    Restricted Security Transactions
investment objective of the Fund is to Although Pamlico Enhanced Cash Trust seek long-term capital appreciation. ("Pamlico") meets the definition of a restricted security as defined in Reg.
The following accounting policies have ss.210.6-03 (f) of Regulation S-X of been consistently followed by the the Securities and Exchange
Funds and are in conformity with Commission, the Board has determined accounting principles generally that a restricted security, as accepted in the United States of indicated as a fundamental limitation America in the investment company of the Fund, must also be illiquid
industry.                                 (i.e.   the  fund  cannot   reasonably
                                          expect to receive  the amount at which
Investment Valuation                      it values the  security  within  seven
The Funds'  investments  in securities    days).   Pamlico  is  designed  as  an
are carried at value. Securities overnight sweep instrument for the listed on an exchange or quoted on a funds and as such, investments in this
national  market  system are valued at    security are available on demand.
the last  sales  price as of 4:00 p.m.
Eastern Time. Securities traded in the    Dividend Distributions
NASDAQ over-the-counter market are The Funds may declare and distribute generally valued at the NASDAQ dividends from net investment income
Official Closing Price. Other (if any) at the end of each calendar securities traded in the quarter. Distributions from capital over-the-counter market and listed gains (if any) are generally declared
securities   for  which  no  sale  was    and distributed annually.
reported  on that  date are  valued at
the most recent bid price.  Securities    Estimates
and assets for which representative The preparation of financial market quotations are not readily statements in conformity with available (e.g., if the exchange on accounting principles generally which the portfolio security is accepted in the United States of principally traded closes early or if America requires management to make trading of the particular portfolio estimates and assumptions that affect security is halted during the day and the amount of assets, liabilities, does not resume prior to the Funds' expenses and revenues reported in the net asset value calculation) or which financial statements. Actual results
cannot be accurately  valued using the    could differ from those estimates.
Funds' normal  pricing  procedures are
valued at fair value as  determined in    Federal Income Taxes
good faith under policies approved by No provision for income taxes is the Trustees. A portfolio security's included in the accompanying financial "fair value" price may differ from the statements, as the Funds intend to price next available for that distribute to shareholders all taxable portfolio security using the Funds' investment income and realized gains normal pricing procedures. Instruments and otherwise comply with Subchapter M with maturities of 60 days or less are of the Internal Revenue Code
valued  at   amortized   cost,   which    applicable  to  regulated   investment
approximates market value.                companies.

                                                                     (Continued)

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

Indemnifications                          and  the   Focused   Advantage   Fund,
Under   the   Funds'    organizational    respectively.
documents,  its  officers and Trustees
are   indemnified    against   certain    Administrator
liabilities   arising   out   of   the    Each     Fund     pays    a    monthly
performance  of  their  duties  to the    administration  fee to The  Nottingham
Funds. In addition, in the normal Company ("the Administrator") based course of business, the Funds entered upon the average daily net assets of into contracts with their vendors and the Fund and calculated at the annual others that provide for general rates as shown in the following indemnifications. The Funds' maximum schedule which is subject to a minimum exposure under these arrangements is of $2,000 per month per fund. The unknown, as this would involve future Administrator also receives a fee to
claims  that may be made  against  the    procure and pay the  custodian for the
Funds.  The Funds  expect that risk of    fund, additional compensation for fund
loss to be remote.                        accounting and recordkeeping services,
                                          and   additional    compensation   for
2.   Transactions with Affiliates         certain costs  involved with the daily
                                          valuation   of   securities   and   as
Advisor   The   Funds  pay  a  monthly    reimbursement     for    out-of-pocket
advisory   fee  to   Hillman   Capital    expenses.  A  breakdown  of  these  is
Management, Inc. (the "Advisor") based provided in the following schedule. upon the average daily net assets of The Administrator has voluntarily each Fund and calculated at the annual waived a portion of its fees for the rate of 1.00%. For the year ended fiscal year ended September 30, 2005. September 30, 2005, the Advisor has There can be no assurance that the voluntarily waived $71,442 and $21,341 foregoing voluntary waiver will
of its fees for the Total  Return Fund    continue in the future.


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Fund             Fund Accounting
       Administration Fees (1)                  Custody Fees           Accounting            Asset Based              Blue Sky
      Average           Annual           Average           Annual       Fees (2)       Average         Annual      Administration
     Net Assets          Rate          Net Assets           Rate       (monthly)      Net Assets        Rate        Fees (annual)
--------------------- ----------- --------------------- ------------ -------------- --------------- ------------ -------------------
First $50 million       0.125%     First $100 million      0.020%        $2,250        All Assets       0.01%       $150 per state
Next $50 million        0.100%     Over $100 million       0.009%
Over $100 million       0.075%
--------------------- ----------- --------------------- ------------ -------------- ---------------------------- -------------------

     (1) The Administrator waived administration fees for the Total Return Fund and the Focused Advantage Fund in the amount of $4,843 and $10,528, respectively, as well as $513 and $1,472 of related minimum fees for the Total Return Fund and the Focused Advantage Fund, respectively, for the fiscal year ended September 30, 2005.
     (2) The Administrator waived fund accounting fees for the Total Return Fund and the Focused Advantage Fund in the amount of $879 and $842, respectively, for the fiscal year ended September 30, 2005.


Compliance Services                       the year ended September 30, 2005, the
The Nottingham Compliance Services, Transfer Agent has voluntarily waived LLC, a fully owned affiliate of The $1,500 and $10,500 of its fees for the
Nottingham Company,  provides services    Total  Return  Fund  and  the  Focused
which   assists  the   Trust's   Chief    Advantage Fund, respectively.
Compliance  Officer in monitoring  and
testing the policies and procedures of Certain Trustees and officers of the the Trust in conjunction with Trust are also officers of the
requirements  under  Rule 38a-1 of the    Advisor,   the   Distributor   or  the
Securities and Exchange Commission. It    Administrator.
receives compensation for this service
at an annual rate of $7,750. The Board    3.   Distribution and Service Fees
of Trustees  approved  this expense to
begin on December 14, 2004.               The Trustees,  including a majority of
                                          the Trustees  who are not  "interested
Transfer Agent                            persons"  of the Trust as  defined  in
North Carolina Shareholder Services, the Act, adopted a distribution plan LLC ("Transfer Agent") serves as with respect to all shares pursuant to transfer, dividend paying, and Rule 12b-1 of the Act (the "Plan").
shareholder servicing agent for the Rule 12b-1 regulates the manner in Funds. It receives compensation for which a regulated investment company its services based upon $15 per may assume costs of distributing and shareholder per year, subject to a promoting the sales of its shares and minimum fee of $1,750 per month. For servicing of its shareholder accounts.

                                                                     (Continued)

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

The Plan  provides  that the Funds may    ----------------------------------------------------
incur  certain  costs,  which  may not    Table 1                Undistributed
exceed  0.25%,  for each year  elapsed                           -------------
subsequent  to  adoption  of the Plan,                              Long-Term       Net
for  payment  to the  distributor  and                   Ordinary    Capital        Tax
others for items  such as  advertising     Fund           Income      Gains     Appreciation
expenses,       selling      expenses,    -------------- --------- ----------- ---------------
commissions,  travel or other expenses    Total Return   $220,865   $124,336     $3,561,673
reasonably intended to result in sales    -------------- --------- ----------- ---------------
of  shares  of the  Funds  or  support    Focused        $856,065  $1,270,942    $4,511,486
servicing of shareholder accounts. The    Advantage
Total Return Fund incurred  $46,705 in    -------------- --------- ----------- ---------------
distribution  and  service  fees under
the Plan  for the  fiscal  year  ended    As a result of  permanent  differences
September   30,   2005.   The  Focused    between the  financial  statement  and
Advantage  Fund  incurred  $80,663  in    income tax reporting requirements, the
distribution  and  service  fees under    following   reclassifications,   shown
the Plan  for the  fiscal  year  ended    below in Table  2,  were  made for the
September 30, 2005.                       year ended  September 30, 2005.  These
                                          reclassifications had no effect on the
4.   Purchases and Sales of Investment    net  assets or the net asset  value of
     Securities                           the Funds.

For the fiscal  year  ended  September    ----------------------------------------------------
30,   2005  the   aggregate   cost  of    Table 2              Increase (Decrease) in
purchases  and proceeds  from sales of                         ----------------------
investment    securities    (excluding                                  Undistributed
short-term    securities)    were   as                                  -------------
follows:                                                              Net        Net Realized
                                                          Paid-in  Investment      Gain on
----------- ------------- ------------    Fund            Capital    Income      Investments
                            Proceeds      -------------- --------- ----------- ---------------
             Purchases        from        Total Return     $4,560    $28,705      ($33,265)
                of          Sales of      -------------- --------- ----------- ---------------
Fund         Securities    Securities     Focused        ($22,145)  ($14,350)      $36,495
----------- ------------- ------------    Advantage
Total                                     -------------- --------- ----------- ---------------
Return       $3,759,070     $1,986,880
----------- ------------- ------------    The aggregate cost of investments  and
Focused                                   the    composition    of    unrealized
Advantage   $59,177,364    $12,550,064    appreciation   and   depreciation   of
----------- ------------- ------------    investment   securities   for  federal
                                          income tax  purposes  as of  September
There  were no  purchases  or sales of    30, 2005 are noted below,  in Table 3.
long-term U.S. Government  Obligations    The primary  difference  between  book
for either Fund during the fiscal year    and tax  appreciation  or depreciation
ended September 30, 2005.                 of   investments  is  wash  sale  loss
                                          deferrals.
5.   Federal Income Tax
                                          ----------------------------------------------------
The tax components of capital shown in    Table 3               Aggregate Gross Unrealized
Table 1  represent:  (1)  distribution                          --------------------------
requirements  the Funds  must  satisfy                   Federal
under the income tax regulations,  (2)    Fund           Tax Cost   Appreciation  Depreciation
losses or deductions  the Funds may be    ------------- ----------- ------------ -------------
able  to  offset  against  income  and    Total Return  $15,975,534  $4,097,476   ($535,803)
gains  realized in future  years,  and    ------------- ----------- ------------ -------------
(3)   unrealized    appreciation    or    Focused       $60,162,299  $6,100,268  ($1,588,782)
depreciation    of   investments   for    Advantage
federal  income  tax  purposes  as  of    ------------- ----------- ------------ -------------
September 30, 2005.
                                          The    amount   of    dividends    and
Other  book  tax  differences  in  the    distributions   from  net   investment
current  year  primarily   consist  of    income and net realized  capital gains
adjustments  due to  reclassifications    are  determined  in  accordance   with
of income received from investments in    federal income tax  regulations  which
real  estate   investment  trusts  and    may differ from accounting  principles
different  book and tax  treatment  of    generally   accepted   in  the  United
short-term capital gains.                 States of America.  These  differences
                                          are due to  differing  treatments  for
                                          items  such as net  short-term  gains,
                                          deferral  of  wash  sale  losses,  net
                                          investment  losses  and  capital  loss
                                          carry-forwards.  Permanent differences
                                          such as tax returns of capital and net
                                          investment  losses,  if any,  would be
                                          reclassified against capital.

                                                                     (Continued)

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________
------------------------------------------------------
For the year ended
September 30, 2004           Distributions from
--------------------- --------------------------------
                        Ordinary       Long-Term
Fund                     Income      Capital Gains
--------------------- ------------ -------------------
Total Return           $110,069          $ -

--------------------- ------------ -------------------
Focused Advantage       $ 7,527          $ -
--------------------- ------------ -------------------

------------------------------------------------------
For the year ended
September 30, 2005          Distributions from
--------------------- --------------------------------
                        Ordinary       Long-Term
Fund                     Income      Capital Gains
--------------------- ------------ -------------------
Total Return            $150,140       $238,131
--------------------- ------------ -------------------
Focused Advantage       $ 10,478            $ -
--------------------- ------------ -------------------

6.   Capital Share Transactions

------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Return Fund                     Focused Advantage Fund

For the fiscal years ended
September 30,                                                2005               2004                2005                2004
---------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Transactions in Fund Shares
       Shares sold                                         323,550             258,446           4,506,830             584,052
       Reinvested distributions                             35,269               9,644                 769                 624
       Shares repurchased                                 (114,562)            (86,541)         (1,084,636)           (117,306)
Net Increase in Capital Shares Transactions                244,257             181,549           3,422,963             467,370
Shares Outstanding, Beginning of year                    1,328,392           1,146,843           1,002,971             535,601
Shares Outstanding, End of year                          1,572,649           1,328,392           4,425,934           1,002,971
---------------------------------------------------- ------------------- ------------------- ------------------- -------------------

7.   Change in Independent  Registered
     Public Accounting Firm

On  December  14,  2004,  the Board of    and 2003. Such reports did not contain
Trustees engaged Briggs, Bunting & an adverse opinion or a disclaimer of Dougherty, LLP ("BBD") as its new opinion, nor were they qualified or
independent      registered     public    modified  as  to  uncertainty,   audit
accounting  firm. At no time preceding    scope, or accounting principles.
the  engagement  of BBD did the  Funds
consult the firm regarding  either (i)    At no time  preceding  the  removal of
the application of accounting Deloitte & Touche LLP were there any principles to a specified transaction, disagreements with Deloitte & Touche either completed or proposed, or the LLP on any matter of accounting type of audit opinion that might be principles or practices, financial rendered on the Funds' financial statement disclosure, or auditing statements, or (ii) any matter that scope or procedure, which was either subject of a disagreement disagreements, if not resolved to the or a reportable event, as such terms satisfaction of Deloitte & Touche LLP, are defined in Item 304 of Regulation would have caused it to make reference
S-K.                                      to   the   subject   matter   of   the
                                          disagreements  in connection  with its
Prior to this date,  Deloitte & Touche    report.   At  no  time  preceding  the
LLP   ("Deloitte")   served   as   the    removal  of  Deloitte & Touche LLP did
independent      registered     public    any  of  the  events   enumerated   in
accounting  firm  for  the  Trust  and    paragraphs  (1)(v)(A)  through  (D) of
issued reports on the Funds' financial    Item 304(a) of Regulation S-K occur.
statements  as of  September  30, 2004




                                                                     (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    dividend       income.       Corporate
     Record                               shareholders  may exclude up to 70% of
                                          qualifying dividends. For the purposes
A copy of the Trust's Proxy Voting and of computing this exclusion, all of Disclosure Policy and the Advisor's the dividends paid by the fund from Proxy Voting and Disclosure Policy are ordinary income earned during the included as Appendix B to the Funds' fiscal year represent qualifying
Statement  of  Additional  Information    dividends.
and is available, without charge, upon
request, by calling 1-800-773-3863. Dividends and distributions received Information regarding how the Funds by retirement plans such as IRAs, voted proxies relating to portfolio Keogh-type plans and 403(b) plans need securities during the most recent not be reported as taxable income. 12-month period ended June 30, 2005 However, many retirement plans may will be available (1) without charge, need this information for their annual
upon request,  by calling the Funds at    information reporting.
the number  above and (2) on the SEC's
website at http://www.sec.gov.            4.   Information  about  Trustees  and
                                               Officers
2.   Quarterly Portfolio Holdings
                                          The  business and affairs of the Funds
The Funds file their complete schedule and the Trust are managed under the of portfolio holdings with the SEC for direction of the Trustees. Information the first and third quarters of each concerning the Trustees and officers fiscal year on From N-Q. The Funds' of the Trust and the Funds is set Form N-Q are available on the SEC's forth below. Generally, each Trustee website at http://www.sec.gov. You may and officer serves an indefinite term review and make copies at the SEC's or until certain circumstances such as
Public Reference Room in Washington, their resignation, death, or otherwise D.C. You may also obtain copies after as specified in the Trust's paying a duplicating fee by writing organizational documents. Any Trustee the SEC's Public Reference Section, may be removed at a meeting of
Washington,   D.C.  20549-0102  or  by    shareholders  by a  vote  meeting  the
electronic          request         to    requirements     of    the     Trust's
publicinfo@sec.gov,  or  is  available    organizational      documents.     The
without  charge,   upon  request,   by    Statement of Additional Information of
calling the Funds at 1-800-773-3863. the Funds include additional Information on the operation of the information about the Trustees and Public Reference Room may be obtained officers and is available, without
by calling the SEC at 202-942-8090.       charge,  upon  request by calling  the
                                          Funds toll-free at 1-800-773-3863. The
3.   Tax Information                      address of each  Trustee and  officer,
                                          unless  otherwise  indicated below, is
We are required to advise you within 116 South Franklin Street, Rocky 60 days of the Funds' fiscal year-end Mount, North Carolina 27804. The regarding the federal tax status of Independent Trustees received certain distributions received by aggregate compensation of $4,100 shareholders during each fiscal year. during the fiscal year ended September The following information is provided 30, 2005 from each Fund for their for the Funds' fiscal year ending, services to the Funds and the Trust.
September 30, 2005.                       The  Interested  Trustee and  officers
                                          did not receive  compensation from the
During  the  fiscal  year,  the  Total    Funds for their  services to the Funds
Return Fund paid a  long-term  capital    and the Trust.
gain distribution of $238,131.

Individual  shareholders  are eligible
for  reduced  tax  rates on  qualified
dividend  income.  For the purposes of
computing the  dividends  eligible for
reduced   tax   rates,   all   of  the
dividends   paid  by  the  funds  from
ordinary   income  earned  during  the
fiscal year are  considered  qualified



                                                                     (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                           Position(s)   Length of                                            Complex
       Name, Age,           held with   Time Served        Principal Occupation(s)          Overseen by       Other Directorships
       and Address         Fund/Trust                        During Past 5 Years              Trustee           Held by Trustee
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
                                                        Independent Trustees
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Jack E. Brinson, 73        Trustee      Since        Retired     since    January    2000;       2        Independent Trustee of the
                                        12/2000      Previously,     President,    Brinson                following - Gardner  Lewis
                                                     Investment Co. (personal investments)                Investment  Trust  for the
                                                     and  President,   Brinson  Chevrolet,                three   series   of   that
                                                     Inc. (auto dealership)                               trust;    The   Nottingham
                                                                                                          Investment  Trust  II  for
                                                                                                          the  six  series  of  that
                                                                                                          trust;    New   Providence
                                                                                                          Investment  Trust  for the
                                                                                                          one series of that  trust;
                                                                                                          Tilson   Investment  Trust
                                                                                                          for the two series of that
                                                                                                          trust;     The    Piedmont
                                                                                                          Investment  Trust  for the
                                                                                                          one  series of that  trust
                                                                                                          (all registered investment
                                                                                                          companies)

-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Theo H. Pitt, Jr., 69      Trustee      Since        Senior Partner,  Community  Financial         2      Independent Trustee of the
                           and          12/2000      Institutions Consulting, Rocky Mount,                following - Gardner  Lewis
                           Chairman                  North Carolina since 1997 and Account                Investment  Trust  for the
                                                     Administrator,      Holden     Wealth                three   series   of   that
                                                     Management    Group    of    Wachovia                trust;  Tilson  Investment
                                                     Securities  (money  management  firm)                Trust  for the two  series
                                                     since September 2003                                 of   that    trust;    The
                                                                                                          Piedmont  Investment Trust
                                                                                                          for the one series of that
                                                                                                          trust   (all    registered
                                                                                                          investment companies)
------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
                                                         Interested Trustee
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Mark A. Hillman, 43        Trustee,     Trustee      President,       Hillman      Capital        2                 None
4733 Bethesda Avenue       President    and          Management,  Inc. (investment advisor
Suite 325                  (Principal   President    of  the  Funds);  previously,   Chief
Bethesda, MD  20814        Executive    since        Investment  Officer,  Menocal Capital
                           Officer),    12/2000;     Management, Inc.
                           and Chief    Chief
                           Compliance   Compliance
                           Officer      Officer
                                        since
                                        10/2004
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Fletcher D. Perkins, 27    Treasurer    Since        Analyst,  Hillman Capital Management,        n/a                     n/a
4733 Bethesda Avenue       (Principal   12/2002      Inc.,  since 2002;  Account  Manager,
Suite 325                  Financial                 Netivity Solutions  (computer network
Bethesda, MD  20814        Officer)                  service)  from  01/2001  to  10/2001;
                                                     previously,   student,  Saint  Mary's
                                                     College
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Tracey L. Hendricks, 38    Assistant     Since       Vice     President    of    Financial        n/a                     n/a
                           Secretary    12/2004      Reporting,  Tax, Internal, Audit, and
                                                     Compliance of The Nottingham  Company
                                                     (Administrator  to  the  Fund)  since
                                                     2004;  previously,  Vice President of
                                                     Special  Projects  of The  Nottingham
                                                     Company from 2001 to 2004

-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------
Julian G. Winters, 36      Secretary    Secretary    Vice        President-Compliance             n/a                     n/a
                           and          since        Administration,  The  Nottingham
                           Assistant    12/2004;     Company
                           Treasurer    Assistant
                                        Treasurer
                                        since
                                        12/2002
-------------------------- ------------ ------------ ------------------------------------- -------------- --------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Hillman Capital Management Investment Trust and Shareholders of The Hillman Total Return Fund and The Hillman Focused Advantage Fund


We have audited the accompanying statements of assets and liabilities of The Hillman Total Return Fund and The Hillman Focused Advantage Fund, each a series of shares of Hillman Capital Management Investment Trust, including the schedules of investments, as of September 30, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years or periods ended September 30, 2004 were audited by other auditors whose report dated November 2, 2004 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund and The Hillman Focused Advantage Fund as of September 30, 2005, the results of their operations, the changes in their net assets and their financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America.



                                            /s/ Briggs, bunting & Dougherty, LLP
                                            BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
October 14, 2005

The Hillman Capital Management
Mutual Funds are a series of the
Hillman Capital Management Investment Trust








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Hillman Capital Management, Inc.
116 South Franklin Street                     4733 Bethesda Avenue
Post Office Drawer 4365                       Suite 325
Rocky Mount, North Carolina 27802             Bethesda, Maryland 20814

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-773-3863

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              hillmancapital.com








                                                         HILLMAN
                                                         capital management

Item 2. CODE OF ETHICS.
         --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or
     persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
        --------------------------------

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
        --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP for the fiscal year ended September 30, 2004 and Briggs, Bunting & Dougherty, LLP for the fiscal year ended September 30, 2005 ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

    ------------------------------------------------- ------------- ------------
                       Fund                               2004          2005
    ------------------------------------------------- ------------- ------------
    The Hillman Focused Advantage Fund (formerly         $14,362      $11,500
       known as The Hillman Aggressive Equity Fund)
    ------------------------------------------------- ------------- ------------
    The Hillman Total Return Fund                        $14,362      $12,500
    ------------------------------------------------- ------------- ------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended September 30, 2004 and September 30, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.

     ------------------------------------------------ ------------- ------------
                       Fund                               2004          2005
    ------------------------------------------------- ------------- ------------
    The Hillman Focused Advantage Fund (formerly         $4,875        $5,000
       known as The Hillman Aggressive Equity Fund)
    ------------------------------------------------- ------------- ------------
    The Hillman Total Return Fund                        $4,875        $5,000
    ------------------------------------------------- ------------- ------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)  Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        -------------------------------------

     Not  applicable.


Item 6. SCHEDULE OF INVESTMENTS.
        -----------------------

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        -----------------------------------------------------------------------

     Not applicable.


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        ----------------------------------------------------------------

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
        --------------------------------------------------------------------

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

     None.


Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.
         --------

(a)(1)Code of Ethics  required  by Item 2 of  Form  N-CSR is filed  herewith  as
      Exhibit 12.(a)(1).

(a)(2)Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)Not applicable.

(b)   Certifications required by Item 12.(b) of Form N-CSR are filed herewith as
      Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)
                               /s/ Mark A. Hillman
                               __________________________________
                               Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: November 29, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)
                               /s/ Mark A. Hillman
                               __________________________________
                               Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: November 29, 2005




By: (Signature and Title)
                               /s/ Fletcher D. Perkins
                               __________________________________
                               Fletcher D. Perkins, Treasurer and Principal
                               Financial Officer

Date: November 29, 2005